Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Cash	€ 929,692	€ 837,328
Securities and time deposits	669,421	342,859
Cash and cash equivalents	1,599,113	1,180,187
Restricted cash	€ 16,595	€ 29,240